Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (Net) (Reflects no deduction for fees, expenses or taxes except as noted)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.34%	11.19%	11.72%
S&P Global Natural Resources Index (Net) (Reflects no deduction for fees, expenses or taxes except as noted)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	28.86%	10.61%	10.38%
Investor A
Prospectus [Line Items]
Average Annual Return, Percent		23.15%	12.28%	8.98%
Investor A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.22%	10.42%	6.43%
Investor A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.09%	9.47%	6.48%
Investor C
Prospectus [Line Items]
Average Annual Return, Percent		27.96%	12.67%	8.89%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		30.25%	13.81%	9.87%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any. For additional comparative performance information for the MSCI All Country World Index and the S&P Global Natural Resources Index, please see the Fund’s Statement of Additional Information.